Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost
Due in one year or less	$ 198,865
Due after one year through five years	782,318
Due after five years through ten years	801,362
Due after ten years	4,927,645
Total before asset and mortgage-backed securities	6,710,190
Asset and mortgage-backed securities	1,006,722
Amortized Cost	7,716,912	$ 8,161,592
Fair value
Due in one year or less	198,415
Due after one year through five years	783,443
Due after five years through ten years	783,970
Due after ten years	4,651,395
Total before asset and mortgage-backed securities	6,417,223
Asset and mortgage-backed securities	987,051
Total fixed maturities	$ 7,404,274	$ 8,414,961